Average Annual Total Returns - FidelityGrowthStrategiesK6Fund-PRO - FidelityGrowthStrategiesK6Fund-PRO - Fidelity Growth Strategies K6 Fund	Jan. 29, 2024
Fidelity Growth Strategies K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	21.57%
Past 5 years	14.16%
Since Inception	11.00%	[1]
RS012
Average Annual Return:
Past 1 year	25.87%
Past 5 years	13.81%
Since Inception	11.49%	[1]

[1]	AFrom May 25, 2017.